DWS RREEF Completion Fund I N-1A Cover	Jul. 27, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Deutsche DWS Market Trust Deutsche DWS Market Trust
Entity Central Index Key	0000095603
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 27, 2026
Prospectus Date	Aug. 01, 2026